Shareholder Fees {- Fidelity® SAI U.S. Treasury Bond Index Fund}	Apr. 29, 2021 USD ($)
02.28 Fidelity SAI U.S. Treasury Bond Index Fund PRO-08 | Fidelity® SAI U.S. Treasury Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none